Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 26, 2024
Entity Registrant Name	dei_EntityRegistrantName	Elevation Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001936157
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jun. 27, 2024
Prospectus Date	rr_ProspectusDate	Jun. 27, 2024
TrueShares Quarterly Bull Hedge ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND Summary—TrueShares Quarterly Bull Hedge ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of TrueShares Quarterly Bull Hedge ETF (the “Fund”) is total return with substantial protection of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations, the portfolio turnover rate is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that aims to provide the benefits of partial equity exposure while mitigating the risk posed by a decline in U.S. equity markets. The adviser’s strategy is designed to achieve the Fund’s goals, typically, over rolling three-month periods. This strategy potentially results in growth with lower volatility and mitigated downside equity market risk (sometimes referred to as “tail risk”). The Fund seeks to achieve its goals by combining: (1) an investment of substantially all its assets in a portfolio of short-term income-generating debt securities with (2) a modest investment in call options on securities or indexes that are representative of U.S. large capitalization companies. Over the long-term, the adviser expects income from the debt securities and capital gains from call options to combine to fulfill the “total return” aspect of the Fund’s investment objective.

Income Component

The Fund seeks income through a strategy focused on high-quality short-term fixed income debt securities. The Fund anticipates a typical maturity of three months for its income portfolio but may invest in securities with a duration of one-year or less. The Fund invests without restriction as to issuer type but anticipates investing primarily in securities of the U.S. Government, its agencies, instrumentalities and sponsored enterprises; fixed-income ETFs; and corporations.

To generate higher income, the Fund may also employ an option box spread strategy. While gains from options are capital gains, this options strategy is commonly referred to as an income producer and, therefore, is included in the Fund’s income component description. A box spread is a four-part, same expiration date, option portfolio with a maturity payout that does not vary and is considered a form of synthetic money market instrument. For example, the four parts of a box spread could be composed of (i) a long $5 in-the-money call option position paired with (ii) a written $5 out-of-the-money call option position; and (iii) a long $5 in-the-money put option position paired with (iv) a written $5 out-of-the-money put option position. At expiration of the options, no matter what the price of the underlying reference asset is, the payout to the Fund will be $10. If the Fund can construct this portfolio for less than $10 it will be profitable at expiration.

The chart below illustrates the $10 payout that results from the example above. As the call leg increases in value, the put leg decreases in value such that, in total, the payoff is always $10.

When the call options and income-generating investments carry matching maturities, an amount equal to the yield from the income strategy, net of the Fund’s management fee, is deployed to trade call options. If the income-generating investments carry a duration longer than the call positions, the amount invested in call options will be an amount equal to annualized income net of management fee and divided by the number of three-month segments remaining until maturity and capped at that amount for each rolling three-month period. At times, the presence of an extreme low-rate environment could make generating income more challenging, which may result in the Fund utilizing a maximum of one percent (net of the Fund’s management fee) of portfolio principal per three-month rolling period to implement the call options strategy.

Call Options Component

The Fund invests a modest portion of its portfolio in standardized exchange-listed options or in exchange-traded FLexible EXchange Options® (“FLEX Options”), which are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). The adviser selects options on securities, indexes, or ETFs that it believes are representative of U.S. large capitalization companies. The Fund defines large-capitalization companies as those with market capitalizations above $10 billion at the time of measurement, and defines U.S. companies as those organized in the U.S.; having a class of securities whose principal securities market is in the U.S.; or derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in the U.S., or maintains 50% or more of its employees, assets, investments, operations, or other business activity in the U.S.

A call option gives the owner the right, but not the obligation, to buy a reference asset at a specified price (strike price) within or at the end of a specific time period. In the event the reference asset declines in value, the value of a call option generally will decrease, whereas the value of a call option will generally increase if the reference asset appreciates in value. Under normal circumstances, the Fund anticipates trading options on rolling three-month periods (i.e., quarterly); however, the Fund may trade options with expiration dates that are modestly longer or shorter than three months for a number of reasons such as if market volatility renders them more cost-effective.

At the beginning of each three-month period, the Fund purchases out of the money (above current market price) or at-the-money call options. The adviser evaluates the relative prices of at-the-money and out-of-the money options and selects those with the highest expected return in light of then-recent U.S. large capitalization equity market volatility. The partial amount of equity upside the Fund captures is dictated by the adviser’s strategy of targeting investments in call options to an amount approximately equal to the amount of income generated by the Fund’s portfolio. Using this strategy, based on recent market conditions, the adviser anticipates that the Fund will capture 20% to 40% of U.S. large capitalization equity market gains on a quarter-to-quarter basis.

Substantial Protection of Principal

The income component of the Fund’s portfolio is expected to represent at least 98% of its assets on a quarter-to-quarter basis, which the adviser believes will fulfil the “substantial protection of principal” aspect of the Fund’s investment objective. For example, even if a 2% call options component of the Fund’s portfolio expired worthless, the Fund would still have at least 98% of its value preserved by the high-quality short-term fixed income debt securities portfolio. Actual value preserved is expected to be somewhat higher than 98% because interest earned is expected to be higher than Fund expenses. The adviser believes that protection of at least 98% of principal on a quarter-to-quarter basis, even in adverse low-rate environments, would be considered substantial protection by most investors.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.True-Shares.com (the website does not form a part of this prospectus) and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. Past performance may not indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once available, the Fund’s performance information will be accessible on the Fund’s website at www.True-Shares.com (the website does not form a part of this prospectus) and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.True-Shares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
TrueShares Quarterly Bull Hedge ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
TrueShares Quarterly Bull Hedge ETF | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Options Risk. Buying and selling (writing) options are speculative activities and entail greater than ordinary investment risks. As the buyer of a call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

TrueShares Quarterly Bull Hedge ETF | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●

FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may become illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

TrueShares Quarterly Bull Hedge ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●

Derivatives Risk. Options are a derivative investment. The Fund’s use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset or index. Derivative prices may be highly volatile at times and may fluctuate substantially during a short period of time.

TrueShares Quarterly Bull Hedge ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●

Active Management Risk. The adviser’s judgments about an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance. The adviser’s tail risk strategy may not fully protect the Fund from declines in the market and will not allow the Fund to fully participate in market upside. When the adviser selects out-of-the money call options, the Fund will not participate in equity market gains until they exceed the strike price of the call option. Lower interest rates or higher call option prices will tend to increase the cost of mitigating the risk posed by a decline in U.S. large capitalization equity markets.

TrueShares Quarterly Bull Hedge ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Equity Market Risk. The Fund invests in options that track the performance of U.S. large capitalization companies, which are made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including, expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

TrueShares Quarterly Bull Hedge ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

TrueShares Quarterly Bull Hedge ETF | ETF Structure Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

TrueShares Quarterly Bull Hedge ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TrueShares Quarterly Bull Hedge ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

TrueShares Quarterly Bull Hedge ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

TrueShares Quarterly Bull Hedge ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

TrueShares Quarterly Bull Hedge ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund‘s share price and total return to be reduced and fluctuate more than other types of investments.

TrueShares Quarterly Bull Hedge ETF | Limited History Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Limited History Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

TrueShares Quarterly Bull Hedge ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets

TrueShares Quarterly Bull Hedge ETF | Options Premium Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Options Premium Tax Risk. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares in the Fund.

TrueShares Quarterly Bull Hedge ETF | Turnover Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Turnover Rate Risk. The Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

TrueShares Quarterly Bull Hedge ETF | U.S. Government Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	U.S. Government Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

TrueShares Quarterly Bull Hedge ETF | TrueShares Quarterly Bull Hedge ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QBUL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 252
TrueShares Quarterly Bear Hedge ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND Summary—TrueShares Quarterly Bear Hedge ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of TrueShares Quarterly Bear Hedge ETF (the “Fund”) is substantial protection of principal with total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations, the portfolio turnover rate is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

TrueShares Quarterly Bear Hedge ETF

The Fund is an actively managed exchange-traded fund (“ETF”) that aims to provide substantial protection of principal and generation of interest income while maintaining the potential to create positive returns in the event of a decline in U.S. equity markets. The adviser’s strategy is designed to achieve the Fund’s goals, typically, over rolling three-month periods. This strategy potentially results in capital gains during high volatility environments. The Fund seeks to achieve these goals by combining: (1) an investment of substantially all its assets in a portfolio of short-term income-generating debt securities with (2) a modest investment in put options on securities or indexes that are representative of U.S. large capitalization companies. Over the long-term, the adviser expects income from the debt securities and capital gains from put options to combine to fulfill the “total return” aspect of the Fund’s investment objective.

Substantial Protection of Principal

The income component of the Fund’s portfolio is expected to represent at least 98% of its assets on a quarter-to-quarter basis, which the adviser believes will fulfil the “substantial protection of principal” aspect of the Fund’s investment objective. For example, even if a 2% put options component of the Fund’s portfolio expired worthless, the Fund would still have at least 98% of its value preserved by the high-quality short-term fixed income debt securities portfolio. Actual value preserved is expected to be somewhat higher than 98% because interest earned is expected to be higher than Fund expenses. The adviser believes that protection of at least 98% of principal on a quarter-to-quarter basis, even in adverse low-rate environments, would be considered substantial protection by most investors.

Income Component

The Fund seeks income through a strategy focused on high-quality short-term fixed income debt securities. The Fund anticipates a typical maturity of three months for its income portfolio but may invest in securities with a duration of one-year or less. The Fund invests without restriction as to issuer type but anticipates investing primarily in securities of the U.S. Government, its agencies, instrumentalities and sponsored enterprises; fixed-income ETFs; and corporations.

To generate higher income, the Fund may also employ an option box spread strategy. While gains from options are capital gains, this options strategy is commonly referred to as an income producer and, therefore, is included in the Fund’s income component description. A box spread is a four-part, same expiration date, option portfolio with a maturity payout that does not vary and is considered a form of synthetic money market instrument. For example, the four parts of a box spread could be composed of (i) a long $5 in-the-money call option position paired with (ii) a written $5 out-of-the-money call option position; and (iii) a long $5 in-the-money put option position paired with (iv) a written $5 out-of-the-money put option position. At expiration of the options, no matter what the price of the underlying reference asset is, the payout to the Fund will be $10. If the Fund can construct this portfolio for less than $10 it will be profitable at expiration.

The chart below illustrates the $10 payout that results from the example above. As the call leg increases in value, the put leg decreases in value such that, in total, the payoff is always $10.

When the put options and income-generating investments carry matching maturities, an amount equal to the yield from the income strategy, net of the Fund’s management fee, is deployed to trade put options. If the income-generating investments carry a duration longer than the put positions, the amount invested in put options will be an amount equal to annualized income utilized net of management fee and divided by the number of three-month segments remaining until maturity and capped at that amount for each rolling three-month period. At times, the presence of an extreme low-rate environment could make generating income more challenging. In these circumstances, the Fund may utilize a maximum of one percent (net of the Fund’s management fee) of portfolio principal per three-month rolling period to implement the put options strategy.

Put Options Component

The Fund invests a modest portion of its portfolio in standardized exchange-listed options or in exchange-traded FLexible EXchange Options® (“FLEX Options”), which are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). The adviser selects options on securities, indexes, or ETFs that it believes are representative of the performance of U.S. large capitalization companies. The Fund defines large-capitalization companies as those with market capitalizations above $10 billion at the time of measurement, and defines U.S. companies as those organized in the U.S.; having a class of securities whose principal securities market is in the U.S.; or derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in the U.S., or maintains 50% or more of its employees, assets, investments, operations, or other business activity in the U.S.

When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell a reference asset at a specified price (strike price) within or at the end of a specific time period. In the event the reference asset declines in value, the value of a put option generally will increase. In the event the reference asset appreciates in value, the value of a put option generally will decrease and may become worthless. Under normal circumstances, the Fund anticipates trading options on rolling three-month periods (i.e., quarterly); however, the Fund may trade options with expiration dates that are modestly longer or shorter than three months for a number of reasons such as if market volatility renders them more cost-effective.

At the beginning of each three-month period, the Fund purchases out-of-the money (above current market price) or at-the-money put options. The adviser evaluates the relative prices of at-the-money and out-of-the money options and selects those with the highest expected return in light of then-recent U.S. large capitalization equity market volatility.

The Fund’s strategy is designed to benefit from meaningful declines in the domestic large cap equity market (sometimes referred to as “tail risk”). The Fund’s equity market risk is limited to the risk that the put options will expire worthless. If, however, the value of the reference asset falls below the put option’s strike price, the option finishes “in-the-money” and the option seller pays the Fund the difference between the strike price and the value of the reference asset. In such an instance, employing the put option strategy may generate a positive return. Because puts increase in value when the reference asset declines, the Fund benefits from a market decline. Using this strategy, based on recent market conditions, the adviser anticipates that the Fund could reap a positive benefit equal to 20% to 40% of U.S. large capitalization equity market declines on a quarter-to-quarter basis.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.True-Shares.com (the website does not form a part of this prospectus) and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. Past performance may not indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once available, the Fund’s performance information will be accessible on the Fund’s website at www.True-Shares.com (the website does not form a part of this prospectus) and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.True-Shares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
TrueShares Quarterly Bear Hedge ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
TrueShares Quarterly Bear Hedge ETF | Options Risk [Member]
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●	Options Risk. Buying and selling (writing) options are speculative activities and entail greater than ordinary investment risks. As the buyer of a put option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

TrueShares Quarterly Bear Hedge ETF | FLEX Options Risk [Member]
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●	FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may become illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

TrueShares Quarterly Bear Hedge ETF | Derivatives Risk [Member]
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Derivatives Risk. Options are a derivative investment. The Fund’s use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset or index. Derivative prices may be highly volatile at times and may fluctuate substantially during a short period of time.

TrueShares Quarterly Bear Hedge ETF | Active Management Risk [Member]
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●	Active Management Risk. The adviser’s judgments about an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance. The adviser’s tail risk strategy is not designed for upside participation in the markets and will underperform in rising equity markets relative to traditional long-only equity strategies. While the adviser’s strategy is designed to benefit from meaningful declines in the domestic large cap equity market, the Fund will not fully benefit from any given downswing in the market. When the adviser selects out-of-the money put options, the Fund will not participate in equity market declines until they exceed the strike price of the put option. Lower interest rates or higher put option prices will tend to increase the cost of attempting to benefit from meaningful declines in the U.S. large capitalization equity markets.

TrueShares Quarterly Bear Hedge ETF | Equity Market Risk [Member]
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●	Equity Market Risk. The Fund invests in options that track the performance of U.S. large capitalization companies, which are made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including, expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

TrueShares Quarterly Bear Hedge ETF | Early Close/Trading Halt Risk [Member]
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Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

TrueShares Quarterly Bear Hedge ETF | ETF Structure Risks [Member]
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●	ETF Structure Risks. The Fund is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:

TrueShares Quarterly Bear Hedge ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TrueShares Quarterly Bear Hedge ETF | Costs of Buying or Selling Shares [Member]
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●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

TrueShares Quarterly Bear Hedge ETF | Shares May Trade at Prices Other Than NAV [Member]
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●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

TrueShares Quarterly Bear Hedge ETF | Trading [Member]
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●	Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

TrueShares Quarterly Bear Hedge ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund‘s share price and total return to be reduced and fluctuate more than other types of investments.

TrueShares Quarterly Bear Hedge ETF | Limited History Risk [Member]
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Limited History Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

TrueShares Quarterly Bear Hedge ETF | Market and Geopolitical Risk [Member]
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●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

TrueShares Quarterly Bear Hedge ETF | Options Premium Tax Risk [Member]
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Options Premium Tax Risk. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares in the Fund.

TrueShares Quarterly Bear Hedge ETF | Turnover Rate Risk [Member]
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●	Turnover Rate Risk. The Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions

TrueShares Quarterly Bear Hedge ETF | U.S. Government Risk [Member]
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●	U.S. Government Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

TrueShares Quarterly Bear Hedge ETF | TrueShares Quarterly Bear Hedge ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QBER
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[3],[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 252

[1]	The Fund’s adviser has agreed to pay substantially all expenses of the Fund out of its unitary management fee, including the cost of transfer agency, custody, fund administration, securities lending and other non-distribution related services necessary for the Fund to operate, except for: the fee paid to the Fund’s adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated amounts for the current fiscal year.
[3]	The Fund’s adviser has agreed to pay substantially all expenses of the Fund out of its unitary management fee, including the cost of transfer agency, custody, fund administration, securities lending and other non-distribution related services necessary for the Fund to operate, except for: the fee paid to the Fund’s adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[4]	Estimated amounts for the current fiscal year.